Related Party Transactions	6 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Related Party Transactions

15.      Related Party Transactions

On November 18, 2008 we entered into a four-month (extended in March 2009 on a month-to-month basis) consulting agreement at a rate of $7,500 per month with a company owned by one of our directors who also serves as the Chairman of our Compensation Committee.  The consulting firm is currently providing assistance in the areas of due diligence support, “green” market opportunity identification and evaluation, Board of Director candidate identification and evaluation of candidates for nomination to the Board of Directors and other services as our Board may determine.